COMMITMENTS AND CONTINGENCIES - Others (Details) ₽ in Millions	Aug. 08, 2022	Dec. 31, 2022	Feb. 28, 2022	Aug. 21, 2021 RUB (₽)
Potential adverse effects of economic instability and sanctions
Penalty paid imposed by FAS Russia				₽ 189
Key rate			20.00%
ADS
Potential adverse effects of economic instability and sanctions
ADS conversion ratio	0.5
Central Bank of Russia
Potential adverse effects of economic instability and sanctions
Key rate		7.50%